Capital disclosures (Tables)	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Schedule of liquidity and capitalization

As at	Dec 31 2017	Dec 31 2016
Liquidity:
Cash and cash equivalents	$375,479	$223,890
Undrawn credit facilities	300,000	300,000
Total liquidity	$675,479	$523,890
Capitalization:
Unsecured notes	$1,188,163	$1,186,424
Limited recourse debt facilities, including current portion	314,108	369,782
Total debt	1,502,271	1,556,206
Non-controlling interests	244,347	208,515
Shareholders’ equity	1,500,764	1,596,835
Total capitalization	$3,247,382	$3,361,556
Total debt to capitalization[1]	46%	46%
Net debt to capitalization[2]	39%	42%

[1]	Total debt (including 100% of Egypt limited recourse debt facilities) divided by total capitalization.

[2]	Total debt (including 100% of Egypt limited recourse debt facilities) less cash and cash equivalents divided by total capitalization less cash and cash equivalents.